Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

9. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.

As of June 30, 2026, the Company had 40,472,829 Class A ordinary shares and 2,925,058 Class B ordinary shares issued; 39,334,699 Class A ordinary shares and 2,925,058 Class B ordinary shares outstanding.

Treasury Shares

As of December 31, 2025, 1,048,178 shares were held in the Company’s escrow account.

In January 2026, the Company repurchased an aggregate of 89,952 Class A ordinary shares at price of US$0.74 per share, which was recorded as treasury shares.

As of December 31, 2025 and June 30, 2026, 1,048,178 and 1,138,130 shares were held in the Company’s escrow account as reserve solely for potential need.

Shares to be issued

As of December 31, 2025, shares to be issued represented the Company’s obligation to issue 636,691 Class A ordinary shares to Qingdao Weilaijin Industry Investment Fund Partnership (Limited Partnership) (“Weilaijin”) with fair value of RMB20,817 in connection with the acquisition of Weiliantong in 2022. The Company is required to issue the related shares upon receipt of exercise notice from Weilaijin. On May 21, 2026, the Company issued 636,691 Class A ordinary shares.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee to grant share options to employees, directors, advisors, consultants and service providers of the Company. In 2021, the ESOP Committee approved the granting Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. On July 19, 2025, the board of directors (the “Board”) adopted resolutions by written consent to approve the Amendment of the 2021 Equity Incentive Plan (the “Amended Plan”) solely to (i) increase the number of Ordinary Shares available for issuance under the Original Plan from 3,000,000 shares to 6,000,000 shares, effective as of July 19, 2025 and (ii) include an evergreen provision that would increase, commencing on January 1, 2026, and continuing annually on each anniversary thereof through and including January 1, 2035, equal to the lesser of (i) 3% of the Ordinary Shares outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of Shares as determined by the Board or the Committee.

As of December 31, 2025, the Company had 249,311 RSUs outstanding. For the six months ended June 30, 2026, the ESOP Committee approved the granting of 176,000 RSUs under the 2021 Equity Incentive Plan. For the six months ended June 30, 2026, 2,906 RSUs were forfeited and 298,428 RSUs were vested. As of June 30, 2026, the Company had 123,977 RSUs outstanding.